Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	B2Gold Corp.
Entity Central Index Key	0001429937
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding (in shares)	994,621,917
Entity Current Reporting Status	Yes